Schedule of reconciliation between of the statutory tax rate to the effective tax rate (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Income Tax Disclosure [Abstract]
Loss before tax	$ (4,834,474)	$ (6,157,779)	$ (5,137,064)	$ (2,359,844)
Singapore income tax rate	(17.00%)	(17.00%)	(17.00%)
Non-deductible expenses	0.20%	0.20%	4.70%
Valuation allowance	16.80%	16.80%	12.30%
Effective tax rate